TRANSAMERICA AXIOMSM III VARIABLE ANNUITY
Issued through
Transamerica Life Insurance Company
Separate Account VA B
Summary Prospectus for New Investors
May 1, 2026
This Summary Prospectus summarizes key features of the Transamerica AxiomSM III Variable Annuity issued by Transamerica Life Insurance Company (“us,” “we,” “our” or “Company” ). This is an individual, deferred, flexible premium variable annuity. Before You invest, You should review the prospectus for the Transamerica AxiomSM III Variable Annuity, which contains more information about the Policy, including its features, benefits, and risks. You can find the prospectus and other information about the Policy online at transamerica.com. You can also obtain this information at no cost by calling (800)525-6205. You can also request this information from Your registered representative.
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YOU MAY CANCEL YOUR POLICY WITHIN 10 DAYS OF RECEIVING IT WITHOUT
PAYING FEES OR PENALTIES
In some states, this cancellation period may be longer. Upon cancellation, You will receive either a full refund of the amount You paid with Your application or Your total Policy Value. You should review the prospectus, or consult with Your investment professional for additional information about the specific cancellation terms that apply.
* * * * * * * * * * * *
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ii

special TERMS
Accumulation Unit - An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date. For more information on unit values, including how they are calculated after the Annuity Commencement Date, please see the Statement of Additional Information.
Adjusted Policy Value - The Policy Value increased or decreased by any Excess Interest Adjustment.
Administrative Office – Transamerica Life Insurance Company, Attention: Customer Care Group, 6400 C Street SW, Cedar Rapids, IA 52499, (800)525-6205.
Annuitant - The person on whose life any annuity payments involving life contingencies will be based.
Annuitize (Annuitization) - When You switch from the accumulation phase to the income phase and we begin to make annuity payments to You (or Your payee).
Annuity Commencement Date - The date upon which annuity payments are to commence. This date may not be later than the last day of the Policy month following the month in which the Annuitant attains age 99 (earlier if required by state law).
Annuity Payment Option - A method of receiving a stream of annuity payments selected by the Owner.
Business Day - A day when the New York Stock Exchange is open for regular trading. Business Day may be referred to as Market Day in Your Policy.
Cash Value - The Adjusted Policy Value less any applicable surrender charge.
Excess Interest Adjustment - A positive or negative adjustment to amounts paid out or transferred from the Fixed Account Guaranteed Period Options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the Guaranteed Period Option. The Excess Interest Adjustment can either decrease or increase the amount to be received by the Owner upon withdrawals, surrenders, or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The Excess Interest Adjustment will not decrease the interest credited to Your Policy below the guaranteed minimum.
Fixed Account - One or more Investment Options under the Policy that are part of our general assets and are not in the Separate Account.
Fund Facilitation Fee - A fee we charge in order to make certain Portfolio Companies available as Investment Options under the Policy. This may also be referred to as a Platform Charge.
Guaranteed Lifetime Withdrawal Benefit - Any optional benefit under the Policy that provides a guaranteed minimum withdrawal benefit, including the Transamerica Principal OptimizerSM rider, the Retirement Income Max® 1.2 rider, the Retirement Income Choice® 1.7 rider and the Transamerica Income EdgeSM 1.2 rider.
Guaranteed Minimum Accumulation Benefit - A benefit under the optional Transamerica Principal OptimizerSM (TPO) rider that provides a guaranteed future value.
Guaranteed Period Options - The various guaranteed interest rate periods of the Fixed Account which we may offer and into which premium payments may be paid or amounts transferred when available.
Investment Option(s) - The Subaccounts and the Fixed Account.
Investment Restrictions - The requirement of the Owners to invest in certain underlying fund portfolios, as required by certain optional riders.
Nursing Care - Skilled or intermediate care performed by a nurse.
Owner (You, Your) - The person who may exercise all rights and privileges under the Policy.
Policy - The Transamerica AxiomSM III Variable Annuity, an individual deferred, flexible premium variable annuity. Also referred to as the contract.
Policy Date - The date shown on the Policy data page attached to the Policy and the date on which the Policy becomes effective.
Policy Value - On or before the Annuity Commencement Date, the Policy Value is equal to the Owner's:
●
premium payments; minus
●
gross withdrawals (withdrawals plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus or minus any Excess Interest Adjustment plus taxes (on the withdrawal)); plus

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interest credited in the Fixed Account; plus
●
accumulated gains in the Separate Account; minus
●
accumulated losses in the Separate Account; minus
●
service charges, rider fees, premium taxes, transfer fees, and other charges (including those imposed upon termination), if any.
Policy Year - A Policy Year begins on the Policy Date and on each anniversary thereafter.
Portfolio Company(ies) - The investment company(ies) made available as Investment Options under the Policy. Also referred to as underlying fund portfolios.
Separate Account - Separate Account VA B and Separate Account VA BNY, Separate Accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value - The portion of the Policy Value that is invested in the Separate Account.
Stable Account - A Fixed Account option, only available if You elect the Transamerica Income EdgeSM 1.2 rider or the Transamerica Principal OptimizerSM rider, to which You must allocate a portion of Your premium payments and Policy Value. Assets in the Stable Account are not subject to Separate Account Annual Expenses as set forth under Additional Information About Fees.
Subaccount - A subdivision within the Separate Account, the assets of which are invested in a specified Underlying Fund Portfolio.
Surrender Charge Free Amount - The amount that can be withdrawn each Policy Year without incurring any Surrender Charges. Please see EXPENSES – Surrender Charges for more explanation.
Overview of the policy
Purpose
The Transamerica AxiomSM III Variable Annuity is a variable annuity Policy. You can use the Policy to accumulate funds for retirement or other long-term financial planning purposes. The amount of money You are able to accumulate in Your Policy depends upon the performance of Your Investment Options. The Policy also offers a death benefit to protect Your designated beneficiaries.
This Policy may not be appropriate for people who do not have a long-term investment time horizon and is not appropriate for people who intend to engage in market timing or other frequent (disruptive) trading.
Share Classes
Two different Share Classes are sold under the Policy - Axiom III and Axiom III with the Access Rider. The Axiom III features a five-year surrender charge period and base Separate Account annual expenses of 1.00%. The Axiom III with the Access Rider eliminates any surrender changes with a base Separate Account annual expense of 1.20%.
Phases of the Policy
The Policy has two phases: (1) an accumulation (or savings) phase and (2) and annuity (or income) phase.
Accumulation Phase: To help You accumulate assets during the accumulation phase, You can invest Your Premium payments and Policy Value in:
●
Underlying fund portfolios available under the Policy, each of which has its own investment strategies and risks; investment adviser(s); expense ratio; and performance history; and
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The Fixed Account option, which offers a guaranteed interest rate during a selected period.
A list of Portfolio Companies in which You can invest is provided in an Appendix to this Prospectus. See Appendix – Investment Options Available Under the Policy.
Annuity Phase. You can elect to Annuitize Your Policy and turn Your Policy Value into a stream of income payments called annuity payments. When You Annuitize Your Policy, the accumulation phase ends, and You will no longer be able to withdraw money from Your Policy. Any guaranteed benefits You elected will terminate without value.

Primary Features and Options of the Policy
Type of Policy. Transamerica AxiomSM III Variable Annuity Policy is a flexible premium deferred variable annuity Policy. It is a “deferred” annuity because You defer taking annuity payments during the accumulation phase. It is a “flexible premium” annuity because You are generally not required to make any premium payments in addition to the initial minimum premium payment. The Policy is “variable” because its value can go up or down based on the performance of the Investment Options You choose.The Policy is available as a non-qualified or qualified Policy. The tax treatment of Your Policy may impact the benefits, as well as fees and charges under Your Policy.
Accessing Your Money. Before You Annuitize, You can withdraw money from Your Policy at any time. If You take a withdrawal, You may be subject to a negative Excess Interest Adjustment and/or have to pay a surrender charge and/or income taxes, including a tax penalty if You are younger than age 59½.
Tax Treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only upon: (1) making a withdrawal; (2) receiving a payment from us; or (3) payment of a death benefit; (4) or as required under the Internal Revenue Code for certain transactions.
Death Benefits. The Policy includes, at no additional cost, a default death benefit that will pay Your designated beneficiaries at least the Policy Value or as required under the Internal Revenue Code for certain transactions. You can purchase a guaranteed minimum death benefit for an additional fee, which may increase the amount of money payable to Your designated beneficiaries upon Your death.
Optional Living Benefits. For an additional fee, You can purchase a Guaranteed Lifetime Withdrawal Benefit, which is designed to provide a guaranteed level of withdrawals from Your Policy, regardless of investment performance.
Optional Access Rider: For an additional fee, You can eliminate surrender charges.
Additional Services. At no additional charge, you may select the following additional services:
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Dollar-Cost Averaging. This service allows you to automatically transfer amounts between certain Investment Options on a monthly basis.
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Asset Rebalancing. This service automatically reallocates Your Policy Value among Your Investment Options on a periodic basis to maintain Your standing allocation instructions.
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Systematic Payout Options. This service allows You to receive regular automatic withdrawals from Your Policy either on a monthly, quarterly, semi-annual and annual basis.
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Telephone and Electronic Transactions. This service allows You to make certain transactions by telephone or other electronic means with the appropriate authorization from You.

important INFORMATION you should consider about the policy
	FEES AND EXPENSES	Location in Prospectus
Are There Charges for Early Withdrawal?
Yes. If You withdraw money from during a specified number of Policy
Years following the premium payment being withdrawn, You may be assessed a surrender charge. The surrender charge is assessed for 5 years with a maximum of 7% under the Axiom III. The Axiom III with the
Access Rider eliminates all surrender charges.
For example, if You make an early withdrawal, You could pay a surrender charge on a $100,000 investment of up to $7,000 for the Axiom III.
Annuity Policy Fee Tables and Expense Examples Transaction Expenses – Surrender Charge Access to Your Money Surrenders and Withdrawals
Are There Transaction Charges?
Yes. In addition to surrender charges, You also may be assessed a transfer fee and special services fee.
Transfer Fee. We reserve the right to charge for transfers among Investment
Options after the first 12 transfers per Policy Year. For each such additional transfer, we may impose a transfer fee of $10. Currently, we do not charge a transfer fee, but reserve the right to do so.
Special Service Fee. We reserve the right to deduct a charge for special services, including overnight delivery, duplicate policies, handling insufficient checks on new business, duplicate Form 1099 and Form 5498 tax forms, check copies, printing and mailing previously submitted forms, and asset verification requests from mortgage companies.
Annuity Policy Fee Tables and Expense Examples Transaction Expenses

	FEES AND EXPENSES			Location in Prospectus
Are There Ongoing Fees and Expenses? (annual charges)
Yes. The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Policy specifications page for information about the specific fees You will pay each year based on the options You have elected.
Annuity Policy Fee Tables and Expense Examples Base Contract Expenses Appendix – Investment Options Available Under the Policy
	Annual Fee	Minimum	Maximum
	Base Policy[1]	1.00%	3.00%
	Portfolio Company (fund fees and expenses)[2]	0.53%	1.36%
	Optional Benefit Expenses (if elected)	0.15% [1]	2.50% [3]
1 As a percentage of average Separate Account Value.
2 As a percentage of Portfolio Company assets.
3 As a percentage of the Rider Fee Basis or Withdrawal Base.
Because Your Policy is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Policy, the following table shows the lowest and highest cost You could pay each year based on current charges. This estimate assumes that You do not take withdrawals from the Policy, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost $1,563	Highest Annual Cost $6,252
	Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive Portfolio Company fees and expenses ●No optional benefits ●No sales charges ●No additional purchase payments, transfers, or withdrawals
●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of optional benefits and
Portfolio Company fees and
expenses
●No sales charges
●No additional purchase
payments, transfers, or
withdrawals

	RISKS			Location in Prospectus
Is There a Risk of Loss From Poor Performance?	Yes. You can lose money by investing in this Policy.			Principal Risks of Investing in the Policy
Is This a Short-Term Investment?
No. This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for several years under the Policy. Surrender charges will reduce the value of Your Policy if You withdraw money during that time.
The benefits of tax deferral and living benefit protection also means the
Policy is more beneficial to investors with a long-term time horizon.
Principal Risks of Investing in the Policy Transaction Expenses - Surrender Charges Tax Information

	RISKS	Location in Prospectus
What are the Risks Associated with Investment Options?
●An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Investment Options available under the Policy.
●Each Investment Option, including the Fixed Account, has its own unique risks.
●You should review the prospectuses for the available Portfolio
Companies before making an investment decision.
Principal Risks of Investing in the Policy Investment Options Appendix: Investment Options Available Under the Policy
What are the Risks Related to the Insurance Company?
Any obligations (including under the Fixed Account), guarantees, and benefits under the Policy are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to You. More information about Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting transamerica.com or by calling toll-free (800)525-6205.
Principal Risks of Investing in the Policy Information About Us Financial Condition
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
●We reserve the right to impose a charge for transfers in excess of 12 transfers per Policy Year.
●We reserve the right to limit transfers in circumstances of large or frequent transfers.
●The Fixed Account option may not be available for investment depending on when You applied for Your Policy and when it was issued.
●We reserve the right to remove or substitute the Portfolio Companies that are available as Investment Options under the Policy.
Transaction Expenses Investment Option – Transfers Market Timing and Disruptive Trading
Are There any Restrictions on Policy Benefits?
Yes.
●Certain optional benefits limit or restrict the Investment Options that
You may select under the Policy. We reserve the right to change these restrictions in the future.
●Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
●We reserve the right to stop offering an optional benefit at any time for new sales, which includes sales to the Owners who may want to purchase the benefit after they purchase the Policy.
●In some cases, a benefit may not be available through all financial intermediaries or all states. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
Investment Restrictions Benefits Available Under the Policy Guaranteed Lifetime Withdrawal Benefit Riders

	TAXES	Location in Prospectus
What Are the Policy’s Tax Implications?
●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.
●If You purchase the Policy as an individual retirement account or through a tax qualified plan, You do not get any additional tax benefit.
●You will generally not be taxed on increases in the value of Your Policy until they are withdrawn. Earnings on Your Policy are taxed at ordinary income tax rates when withdrawn, and You may have to pay a penalty if
You take a withdrawal before age 59 ½.
Tax Information
	CONFLICT OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Policy to You, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. Our affiliate, Transamerica
Capital, LLC (“TCL”), formerly known as Transamerica Capital, Inc.
(“TCI”) is the principal underwriter and may share the revenue we earn on this Policy with Your investment professional’s firm. In addition, we may pay all or a portion of the cost of affiliates’ operating and other expenses. This conflict of interest may influence Your investment professional to recommend this Policy over another investment for which the investment professional is not compensated or compensated less.
Distribution of the Policies
Should I Exchange My Policy?
If You already own an insurance Policy, some investment professionals may have a financial incentive to offer You a new Policy in place of the one You own. You should only exchange a Policy You already own if You determine, after comparing the features, fees, and risks of both policies, that it is better for You to purchase the new Policy rather than continue to own Your existing Policy.
Exchanges and/or Reinstatements
Benefits Available Under the Policy
The following table summarizes information about the benefits available under the Policy.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Access Rider	Eliminates any surrender charges during the accumulation phase.	Optional	0.20% annually of the Separate Account Value.	●Available only at Policy purchase. ●Does not eliminate any Excess Interest Adjustment or modify other provisions. ●The rider is irrevocable.
“Base Policy” Death Benefit
Pays a minimum death benefit
equal to the greatest of Policy
Value, Cash Value plus positive
Excess Interest Adjustment and
Fixed Account portion of
minimum required Cash Value
plus the Separate Account
portion of the Policy Value.
		Standard	No Charge	●Available only at Policy purchase. ●You cannot drop this benefit once elected. ●This benefit terminates without value upon Annuitization.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Pays minimum death benefit equal to total premium payments (minus adjusted withdrawals as of the date of death, and minus withdrawals from the date of death to the date the death benefit is paid).	Optional	0.15% annually as a percentage of Separate Account Value
●Available only at Policy
purchase.
●You cannot drop this benefit
once elected.
●Not available if You or
Annuitant is 86 or older on
Policy Date.
●Benefit is subject to
Investment Restrictions.
●Withdrawals could
significantly reduce or even
terminate this benefit.
●Telephone and on-line
transfers among Investment
Options are not available.
●This benefit terminates
without value upon
Annuitization.

Annual Step-Up Death Benefit	Pays a death benefit at least equal to the highest Policy Value on Policy Date or on any Policy Anniversary prior to Annuitant’s 81st birthday (adjusted for premium payments and withdrawals).	Optional	0.35% as a percentage of Separate Account Value
●Available only at Policy
purchase.
●You cannot drop this benefit
once elected.
●Not available if You or
Annuitant is 76 or older on
Policy Date.
●Benefit is subject to
Investment Restrictions.
●Withdrawals could
significantly reduce or even
terminate this benefit.
●Policy Value “Step-Up”
eligibility ends on Your Policy
Anniversary prior to Your
81st birthday.
●This benefit terminates
without value upon
Annuitization.

Nursing Care and Terminal Condition Waiver	Waives Surrender Charges and Excess Interest Adjustments if You or Your spouse are confined to a nursing home or have terminal illness.	Standard	No charge	●Withdrawals are subject to a $1,000 minimum. ●Qualifying conditions related to nursing home stay and terminal illness.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Unemployment Waiver	Waives Surrender Charges and Excess Interest Adjustments if You or Your spouse become unemployed due to involuntary job termination or lay-off.	Standard	No charge
●There are certain qualifying
conditions related to Your job
termination and job history.
●You must be employed full
time on the Policy Date and
employed full time for at least
two years prior to becoming
unemployed.
●You must be unemployed for
a certain period of time prior
to taking a withdrawal, be
receiving unemployment and
have $5,000 in Cash Value.

Traditional and Special Dollar Cost Averaging Program
Allows You to automatically
make transfers into one or more
Subaccounts in accordance with
Your allocation instructions in
order, on average, to buy more
Accumulation Units when
prices are low and fewer
Accumulation Units when
prices are high.
		Standard	No charge
●Traditional - A minimum of
$500 per transfer is required.
●There are maximum and
minimum transfer
requirements.
●Special - Limited to set period
of time and is only available
for new premium payments
(subject to minimum
amounts). Transfers can only
be made from a fixed source,
and we may credit a lower
interest rate than for a
traditional program.

Asset Rebalancing	Allows You to automatically rebalance the amounts in Your Subaccounts to maintain Your desired asset allocation.	Standard	No charge	●Does not include any amounts allocated to the Fixed Account.
Systematic Payout Option	Provides monthly, quarterly, semi-annual or annual withdrawals.	Optional	No Charge
●Subject to $40 minimum
withdrawals.
●Systematic withdrawals in
excess of cumulative interest
credited from Guaranteed
Period Options may be
subject to Excess Interest
Adjustment.
●Systematic withdrawals in
excess of remaining Surrender
Charge Free Amount may be
subject to Surrender Charge.
●Systematic withdrawals can
significantly reduce benefit
value or terminate benefit.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Transamerica Principal OptimizerSM Rider	Provides retirement income for life through a Guaranteed Lifetime Withdrawal Benefit and a Guaranteed Minimum Accumulation Benefit.	Optional	2.50%, annually of the Rider Fee Basis
●Cannot be added to a Policy
with another active
Guaranteed Minimum Living
Benefit Rider or with
Inherited IRA policies.
●Cannot elect this rider if Your
original Policy application
was signed in New York
December 4, 2023 or later
and Your Policy has the
Return of Premium or
Annual Step-Up Death
Benefit options.
●Available for
Annuitant/Annuitant’s spouse
younger than age 86 unless
state law requires further
restrictions.
●Joint Life options are
available subject to certain
restrictions and differences,
including our right to charge
a higher fee and provide lower
annual withdrawal amounts.
●Rider fees are subject to
increase (or decrease) at the
time of any automatic step-up
of the withdrawal base. You
can opt out of any step-up
(and fee increase).
●Benefit is subject to
Investment Restrictions,
including a certain percentage
of Your Policy Value must be
allocated to the Stable
Account.
●Certain withdrawals could
significantly reduce or even
terminate the benefits.
●All withdrawals reduce Your
Policy Value, may be subject
to surrender charges and/or
Excess Interest Adjustments,
as well as income tax and
penalties.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Transamerica Income EdgeSM 1.2 Rider	Provides Guaranteed Lifetime Withdrawal Benefit amount, which can be withdrawn in any rider year after age 59.	Optional	2.50% as a percentage of the Withdrawal Base
●Cannot be added to a Policy
with another active
Guaranteed Minimum Living
Benefit Rider or with
Inherited IRA policies.
●Available for
Annuitant/Annuitant’s spouse
younger than age 86 unless
state law requires further
restrictions.
●Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
●Rider fees subject to increase
(or decrease) at time of any
automatic step-up of the
withdrawal base. You can opt
out of any step-up (or fee
increase).
●Benefit is subject to
Investment Restrictions,
including a certain percentage
of Your Policy Value must be
allocated to the Stable
Account.
●Excess withdrawals could
significantly reduce or
terminate the benefits.

buying the policy
Purchasing the Policy
Your application must be submitted with Your initial purchase payment. We reserve the right to reject or accept any form of payment. If we approve Your application, we will send You the Policy either directly or through Your registered representative, as well as a statement confirming Your purchase.
Making Premium Payments under the Policy
You must make an initial minimum premium payment, and You may make subsequent premium payments as shown below.
The following table provides additional information about premium payments under the Policy. We reserve the right to restrict or refuse any premium payment.
	Qualified Policies	Non-Qualified Policies
Minimum Initial Premium Payment	$1,000	$5,000

	Qualified Policies	Non-Qualified Policies
Minimum Subsequent Premium Payments	You are not required to make any subsequent premium payments. If You choose to make a subsequent premium payment, it must be at least $50	You are not required to make any subsequent premium payments. If You choose to make a subsequent premium payment, it must be at least $50
Maximum Subsequent Purchase Payment (per contract after 1st year anniversary)	Lesser of: 1)the IRS maximum contribution limit, or 2)$60,000	$25,000
Maximum Total Premium Payments*	●$1,000,000 (up to age 80) without our approval ●$500,000 (over age 80) without our approval	●$1,000,000 (up to age 80) without our approval ●$500,000 (over age 80) without our approval
*These amounts take into consideration the total purchase payments for all variable annuity Policies issued by us or our affiliates for which You are the Owner or Annuitant.
Investing Premium Payments under the Policy
Your purchase payments will be invested in the Investment Options that You choose.
Crediting Premium Payments to Your Account
Initial Purchase Payment. If Your application and initial premium payment are in good order when we receive them, or once they are in good order, Your initial premium payment will be credited within 2 Business Days of Your application or initial premium payment. However, we will not hold Your initial premium payments for more than 5 Business Days without Your permission.
Subsequent Purchase Payments. If we receive a subsequent premium payment in good order prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time) on a Business Day, we will price the premium payment on that Business Day. If we receive a subsequent premium payment in good order on a non-Business Day or after the close of the New York Stock Exchange on a Business Day, the payment will be priced on the next Business Day.
surrendering your policy or making withdrawals: accessing the Money in Your Policy
Accumulation Phase
You can access the money in Your Policy by taking a withdrawal or surrender, or through systematic payouts. Withdrawals will reduce Your Policy Value and can reduce or even terminate certain benefits. You may withdraw all or a portion of Your Policy Value, less any applicable surrender charges, Excess Interest Adjustment, fees, and taxes. Additional restrictions may apply to qualified policies. You can take a withdrawal of up to 10% of Your premium payments each Policy Year free of surrender charges. Withdrawing the entire Cash Value of Your Policy (i.e., surrendering Your Policy) will terminate Your Policy and all benefits without value.
There are limitations on Your ability to take withdrawals during the accumulation phase. These limitations are as follows:
Minimum withdrawal amount	$500
Surrender charges, Excess Interest Adjustment and taxes	There may be surrender charge, Excess Interest Adjustment and tax implications when You take out money.
Negative impact on benefits and guarantees of Your Policy	A withdrawal may have a negative impact on certain optional benefits that You may elect. It may significantly reduce the value or even terminate the benefit.
Internal Revenue Code or Retirement Plans	Depending on the circumstances, the Internal Revenue Code or Your retirement plan may restrict Your ability to take withdrawals.

Annuity Payout Phase
During the annuity (income) phase, You will receive annuity payments under the Annuity Payment Option You select, however, You generally may not take any other surrenders, either full or partial.
Requesting a Surrender or Withdrawal
You can request a surrender or withdrawal by submitting a written request on an approved distribution request form (available from our Administrative Office). If we receive a surrender or withdrawal request in good order prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time) on a Business Day, we will price the order on that Business Day. If we receive a surrender or withdrawal request in good order on a non-Business Day or after the close of the New York Stock Exchange on a Business Day, we will price the order on the next Business day.
Surrender and withdrawal payments will generally be mailed within seven days after we receive the request in good order. We may delay payments from the Fixed Account for up to six months.
additional information about fees
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Policy. Please refer to Your Policy specifications page for information about the specific fees You will pay based on the options You have elected.
Transaction Expenses:
The first table describes the fees and expenses that You will pay at the time that You buy the Policy, surrender the Policy, or transfer Cash Value between Investment Options. State premium taxes may also be deducted.
Contingent Deferred Surrender Charge (as a percentage of premium surrendered or withdrawn)(1)
Year 1	7%
Year 2	6%
Year 3	5%
Year 4	4%
Year 5	3%
Year 6 (or more)	0%
Transfer Fee(2)	$10
Special Service Fee(3)	$50
(1) The surrender charge, if any is imposed, applies to each premium payment, regardless of how Policy Value is allocated among the Investment Options. The surrender charge decreases based on the number of years since that premium payment was made.
(2) The transfer fee, if any is imposed, applies to each Policy, regardless of how Policy Value is allocated among the Investment Options. There is no fee for the first 12 transfers per Policy Year. For additional transfers, we may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
(3) We currently deduct a charge for overnight delivery and duplicate policies. We reserve the right to deduct a charge for special services in the future, including non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown above.
Annual Policy Expenses:
The next section describes the fees and expenses that You will pay each year during the time that You own the Policy, not including underlying fund portfolio fees and expenses. If You choose to purchase an optional benefit, You will pay additional charges.
Annual Service Charge	Lesser of $35 or 2% of the Policy Value
Base Contract Expenses (as a percentage of average Separate Account Value):	1.00%
Optional Benefit Expenses:

Return of Premium Death Benefit (as a percentage, annually, of average Separate Account Value)	0.15%
Annual Step-Up Death Benefit (as a percentage, annually, of average Separate Account Value)	0.35%
Access Rider (as a percentage, annually, of average Separate Account Value)	0.20%
Fund Facilitation Fee: Any Fund Facilitation Fee is a Separate Account expense in addition to the mortality and expense risk and administrative fees. This daily fee is applied only to Policy Value in the Subaccounts invested in the following Portfolio Companies:
Portfolio Companies	Annualized Fee %
Dimensional VA Global Bond Portfolio - Institutional Class Vanguard® VIF Balanced Portfolio Vanguard® VIF Conservative Allocation Portfolio Vanguard® VIF Mid-Cap Index Portfolio Vanguard® VIF Moderate Allocation Portfolio	0.60%
Fidelity® VIP Consumer Staples - Initial Class Fidelity® VIP Technology Portfolio - Initial Class Fidelity® VIP Utilities Portfolio - Initial Class	0.50%
Fidelity® VIP Balanced Portfolio - Service Class 2 Fidelity® VIP Energy Portfolio - Service Class 2 Fidelity® VIP Health Care Portfolio - Service Class 2	0.30%
AB Balanced Hedged Allocation Portfolio - Class B American Funds Insurance Series® - Asset Allocation FundSM Class 4 State Street Total Return V.I.S. Fund - Class 3	0.20%
American Funds - New World Fund® - Class 4 Putnam VT International Value Fund - Class IB TA MSCI EAFE Index - Service Class TA S&P 500 Index - Service Class	0.15%
American Funds Insurance Series® - Growth FundSM - Class 4 American Funds Insurance Series® - Growth-Income FundSM - Class 4 American Funds Insurance Series® - EUPAC FundTM - Class 4	0.13%
American Funds Insurance Series® - The Bond Fund of AmericaSM - Class 4	0.11%

Maximum
Optional Benefit Expenses
Transamerica Principal OptimizerSM rider (annual charge - % of the Rider Fee Basis)*	2.50%
Transamerica Income EdgeSM 1.2 rider (annual charge - % of Withdrawal Base)*	2.50%
*The current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up or optional reset. Your rider fee percentage will not exceed the maximum in effect when You purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Number 333-233837 for TLIC).
Annual Portfolio Company Expenses:
The next table shows the lowest and highest total operating expenses charged by the Portfolio Companies that You may pay periodically during the time You own the Policy. A complete list of the Portfolios available under the Policy, including their annual expenses may be found under Appendix: Investment Options Available Under the Policy.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, Fund Facilitation Fee if applicable and other expenses):

Lowest Gross	0.53%
Highest Gross	1.36%
Expense Examples:
The following Examples are intended to help You compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include transaction expenses, annual Policy expenses, and Portfolio Company operating expenses.
The Examples assume that You invest $100,000 in the Policy for the time periods indicated. The Examples also assume that Your Policy has a 5% return each year and assumes the most expensive combination of annual Portfolio Company expenses and optional benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
If the Policy is surrendered at the end of the applicable time period:
	without Access Rider	with Access Rider
1 Year	$13,190	$7,084
3 Years	$25,510	$21,561
5 Years	$38,236	$36,396
10 Years	$73,235	$74,642
If the Policy is Annuitized at the end of the applicable time period or if You do not surrender Your Policy:
	without Access Rider	with Access Rider
1 Year	$6,890	$7,084
3 Years	$21,010	$21,561
5 Years	$35,536	$36,396
10 Years	$72,235	$74,642
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, Your rate of return may be more or less than the 5% assumed in the Examples. The Examples don't reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Examples may be assessed during the income phase of the Policy.

APPENDIX
investment options AVAILABLE UNDER THE POLICY
The following is a list of current Portfolio Companies available under the Policy, which are subject to change as discussed in this prospectus.  Depending on the optional benefits You choose, You may not be able to invest in certain Portfolio Companies.
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact our Administrative Office.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at http://dfinview.com/Transamerica/TAHD/89355V469?site=VAVUL. You can also request this information at no cost by calling our Administrative Office at (800)525-6205.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
To maximize total return consistent with the Adviser’s determination of reasonable risk.	AB Balanced Hedged Allocation Portfolio - Class B Advised by: AllianceBernstein L.P.	0.99%	0.20%	1.19%	17.36%	5.64%	6.74%
Long-term growth of capital.	AB Relative Value Portfolio - Class B Advised by: AllianceBernstein L.P.	0.86%	-	0.86%	10.20%	11.15%	10.30%
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Insurance Series® - Asset Allocation Fund - Class 4 Advised by: Capital Research and Management Company	0.79%	0.20%	0.99%	26.41%	3.14%	6.73%
To provide growth of capital.	American Funds Insurance Series® - Growth Fund - Class 4 Advised by: Capital Research and Management Company	0.83%	0.13%	0.96%	16.90%	13.60%	12.08%
To achieve long-term growth of capital and income.	American Funds Insurance Series® - Growth-Income Fund - Class 4 Advised by: Capital Research and Management Company	0.78%	0.13%	0.91%	20.16%	8.82%	7.32%
To provide long-term growth of capital.	American Funds Insurance Series® - EUPAC FundTM - Class 4(6) Advised by: Capital Research and Management Company	1.03%	0.13%	1.16%	15.59%	8.70%	9.50%
Long-term capital appreciation.	American Funds Insurance Series® - New World Fund® - Class 4 Advised by: Capital Research and Management Company	1.15%	0.15%	1.30%	8.32%	0.06%	1.43%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds Insurance Series® - The Bond Fund of America® - Class 4 Advised by: Capital Research and Management Company	0.88%	0.11%	0.99%	6.98%	-0.38%	2.11%
To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional VA Global Bond Portfolio - Institutional Advised by: Dimensional Fund Advisors LP; Sub-Advised by: Dimensional Fund Advisors Ltd.	0.21%	0.60%	0.81%	4.35%	1.38%	1.81%

investment options AVAILABLE UNDER THE POLICY — (Continued)
					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
Seeks income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service 2 Advised by: Fidelity Management & Research Company LLC	0.66%	0.30%	0.96%	14.96%	9.24%	10.84%
Seeks capital appreciation.	Fidelity® VIP Consumer Staples - Initial Advised by: Fidelity Management & Research Company LLC	0.61%	0.50%	1.11%	-2.98%	3.70%	5.87%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service 2 Advised by: Fidelity Management & Research Company LLC	0.79%	-	0.79%	21.24%	15.08%	15.49%
Seeks capital appreciation.	Fidelity® VIP Energy Portfolio - Service 2 Advised by: Fidelity Management & Research Company LLC	0.85%	0.30%	1.15%	10.34%	23.86%	7.69%
Seeks capital appreciation.	Fidelity® VIP Health Care Portfolio - Service 2 Advised by: Fidelity Management & Research Company LLC	0.84%	0.30%	1.14%	14.10%	3.92%	N/A
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service 2 Advised by: Fidelity Management & Research Company LLC	0.80%	-	0.80%	11.49%	9.83%	10.31%
Seeks capital appreciation.	Fidelity® VIP Technology Portfolio - Initial Advised by: Fidelity Management & Research Company LLC	0.56%	0.50%	1.06%	23.36%	16.83%	23.76%
Seeks capital appreciation.	Fidelity® VIP Utilities Portfolio - Initial Advised by: Fidelity Management & Research Company LLC	0.60%	0.50%	1.10%	14.11%	12.52%	12.51%
Seeks capital appreciation.	Fidelity® VIP Value Strategies Portfolio - Service 2 Advised by: Fidelity Management & Research Company LLC	0.84%	-	0.84%	7.70%	11.87%	10.54%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IB(3) Advised by: Putnam Investment Management, LLC; Sub-Advised by: Franklin Advisers, Inc.	1.06%	0.15%	1.21%	34.68%	12.49%	8.86%
To seek the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	State Street Total Return V.I.S. Fund - Class 3 Advised by: State Street Investment Management(5)	0.95%	0.20%	1.15%	15.48%	6.85%	6.91%
To seek long-term capital appreciation and current income.	Transamerica 60/40 Allocation VP - Service Advised by: Aegon Asset Management UK plc ("AAM")	0.87%	-	0.87%	14.90%	7.88%	7.97%
To seek to provide high total return through a combination of current income and capital appreciation.	Transamerica Aegon Bond VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Aegon USA Investment Management, LLC	0.78%	-	0.78%	6.78%	-0.60%	1.82%

investment options AVAILABLE UNDER THE POLICY — (Continued)
					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
To seek to achieve maximum total return.	Transamerica Aegon Core Bond VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Aegon USA Investment Management, LLC	0.73%	-	0.73%	6.73%	-0.38%	1.84%
To seek a high level of current income by investing in high-yield debt securities.	Transamerica Aegon High Yield Bond VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Aegon USA Investment Management, LLC	0.89%	-	0.89%	8.27%	3.89%	5.64%
To seek total return gained from the combination of dividend yield, growth of dividends and capital appreciation.	Transamerica Aegon Sustainable Equity Income VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Aegon USA Investment Management UK plc	0.97%	-	0.97%	10.99%	8.11%	7.08%
To seek to provide as high a level of total return as is consistent with prudent investment strategies.	Transamerica Aegon U.S. Government Securities VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Aegon USA Investment Management, LLC	0.84%	-	0.84%	5.56%	-1.52%	0.94%
To seek total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	Transamerica American Funds Managed Risk VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Milliman Financial Risk Managment LLC	1.10%	-	1.10%	17.88%	14.42%	14.82%
To seek as high a level of current income as is consistent with preservation of capital and liquidity.	Transamerica BlackRock Government Money Market VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC(2)	0.54%	-	0.54%	3.81%	2.91%	1.72%
To seek current income and preservation of capital.	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.93%	-	0.93%	8.65%	2.65%	4.17%
To seek capital appreciation with current income as a secondary objective.	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.94%	-	0.94%	10.64%	5.18%	4.94%
To seek capital appreciation and current income.	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.90%	-	0.90%	9.50%	3.98%	4.66%
To seek capital appreciation and income.	Transamerica BlackRock iShares Dynamic Allocation - Balanced - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.91%	-	0.91%	9.42%	4.24%	4.19%
To seek capital appreciation and income.	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.90%	-	0.90%	10.35%	6.72%	5.38%
To seek long-term capital appreciation.	Transamerica BlackRock iShares Edge 100 VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.80%	-	0.80%	18.54%	9.24%	10.39%

investment options AVAILABLE UNDER THE POLICY — (Continued)
					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
To seek long-term capital appreciation and capital preservation.	Transamerica BlackRock iShares Edge 40 VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.71%	-	0.71%	11.42%	3.21%	4.65%
To seek long-term capital appreciation and capital preservation.	Transamerica BlackRock iShares Edge 50 VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.69%	-	0.69%	12.35%	4.14%	5.95%
To seek long-term capital appreciation with capital preservation as a secondary objective.	Transamerica BlackRock iShares Edge 75 VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.75%	-	0.75%	15.47%	6.70%	8.14%
To seek a combination of capital appreciation and income.	Transamerica BlackRock iShares Tactical - Balanced VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.92%	-	0.92%	13.00%	3.04%	5.22%
To seek a combination of capital appreciation and income.	Transamerica BlackRock iShares Tactical - Conservative VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.94%	-	0.94%	10.65%	1.67%	4.43%
To seek a combination of capital appreciation and income.	Transamerica BlackRock iShares Tactical - Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.95%	-	0.95%	15.58%	5.65%	6.85%
To seek to maximize total return.	Transamerica BlackRock Real Estate Securities VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	1.11%	-	1.11%	9.32%	2.41%	3.41%
To seek capital appreciation with current income as a secondary objective.	Transamerica BlackRock Tactical Allocation VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: BlackRock Investment Management, LLC	0.97%	-	0.97%	11.72%	5.42%	6.81%
Seeks long-term capital appreciation with current income as a secondary objective	Transamerica Goldman Sachs 70/30 VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Goldman Sachs Asset Management, L.P.	1.36%	-	1.36%	17.77%	7.56%	11.21%
To seek to balance capital appreciation and income.	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Goldman Sachs Asset Management, L.P.	0.63%	-	0.63%	10.77%	5.10%	5.67%
To seek current income and preservation of capital.	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Goldman Sachs Asset Management, L.P.	0.66%	-	0.66%	10.07%	3.31%	4.43%
To seek capital appreciation as a primary objective and income as a secondary objective.	Transamerica Goldman Sachs Managed Risk - Growth ETF VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Goldman Sachs Asset Management, L.P.	0.66%	-	0.66%	12.27%	7.84%	7.65%
To seek long-term capital appreciation.	Transamerica Great Lakes Advisors Large Cap Value VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Great Lakes Advisors, LLC	0.94%	-	0.94%	23.65%	14.52%	9.31%
To seek long-term capital appreciation.	Transamerica International Focus VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Sands Capital Management, LLC	1.08%	-	1.08%	6.24%	0.74%	5.19%

investment options AVAILABLE UNDER THE POLICY — (Continued)
					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
To seek long-term capital growth, consistent with preservation of capital and balanced by current income.	Transamerica Janus Balanced VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Janus Henderson Investors US LLC	0.99%	-	0.99%	13.46%	7.57%	9.31%
To seek long-term capital appreciation.	Transamerica Janus Mid-Cap Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Janus Henderson Investors US LLC	1.09%	-	1.09%	7.85%	6.91%	10.87%
To seek current income and preservation of capital.	Transamerica JPMorgan Asset Allocation - Conservative VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	0.96%	-	0.96%	10.36%	2.09%	4.64%
To seek capital appreciation with current income as a secondary objective.	Transamerica JPMorgan Asset Allocation - Moderate Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	1.02%	-	1.02%	12.84%	5.57%	7.80%
To seek capital appreciation and current income.	Transamerica JPMorgan Asset Allocation - Moderate VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	0.97%	-	0.97%	11.54%	3.59%	6.05%
To seek long-term capital appreciation.	Transamerica JPMorgan Diversified Equity Allocation VP - Service(4) Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	1.05%	-	1.05%	19.06%	8.87%	10.90%
To seek to earn a total return modestly in excess of the total return performance of the S&P 500® Index while maintaining a volatility of return similar to the S&P 500® Index.	Transamerica JPMorgan Enhanced Index VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	0.86%	-	0.86%	15.90%	14.10%	14.32%
To seek capital appreciation with current income as a secondary objective.	Transamerica JPMorgan International Moderate Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	1.12%	-	1.12%	17.67%	3.25%	5.51%
To seek current income and preservation of capital.	Transamerica JPMorgan Tactical Allocation VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: J.P. Morgan Investment Management, Inc.	1.05%	-	1.05%	8.83%	1.80%	4.15%
To seek high total return through the combination of income and capital appreciation.	Transamerica Madison Diversified Income VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Madison Asset Management, LLC	1.09%	-	1.09%	7.22%	2.20%	4.86%
To seek capital appreciation.	Transamerica Market Participation Strategy VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: PGIM Quantitative Solutions LLC	0.98%	-	0.98%	10.02%	6.46%	8.15%
Seeks to provide capital appreciation and income while seeking to manage volatility.	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Milliman Financial Risk Managment LLC	1.24%	-	1.24%	14.21%	3.27%	4.10%
To seek high total return.	Transamerica Morgan Stanley Global Allocation VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Morgan Stanley Investment Management Inc.	1.03%	-	1.03%	17.51%	4.90%	6.86%

investment options AVAILABLE UNDER THE POLICY — (Continued)
					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.	Transamerica MSCI EAFE Index VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: SSGA Funds Management, Inc.	0.62%	-	0.62%	30.93%	8.53%	7.55%
To seek to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments.	Transamerica Multi-Managed Balanced VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Aegon USA Investment Mangement, Inc.	0.89%	-	0.89%	12.73%	8.34%	9.46%
To seek maximum real return, consistent with appreciation of capital.	Transamerica PineBridge Inflation Opportunities VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: PineBridge Investments LLC	0.81%	0.15%	0.96%	5.35%	0.99%	2.68%
To seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.	Transamerica S&P 500 Index VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: SSGA Funds Management, Inc.	0.38%	0.15%	0.53%	17.37%	13.95%	14.32%
To seek to maximize total return.	Transamerica Small/Mid Cap Value VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Systematic Financial Management, L.P.	1.06%	-	1.06%	9.51%	9.29%	9.53%
To seek long-term growth of capital by investing primarily in common stocks of small growth companies.	Transamerica T. Rowe Price Small Cap VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: T. Rowe Price Associates, Inc.	1.08%	-	1.08%	9.93%	5.17%	10.18%
To seek maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.	Transamerica TSW International Equity VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Thompson, Siegel & Walmsley LLC	1.11%	-	1.11%	31.42%	8.58%	7.27%
To seek to provide investors with long-term capital growth.	Transamerica TSW Mid Cap Value Opportunities VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Thompson, Siegel & Walmsley LLC	1.01%	-	1.01%	9.36%	9.05%	8.36%
Seeks to maximize long-term growth	Transamerica WMC US Growth VP - Service Advised by: Transamerica Asset Management, Inc.; Sub-Advised by: Wellington Management Company LLP	0.89%	-	0.89%	17.47%	12.05%	16.13%
To provide long-term capital appreciation and reasonable current income.	Vanguard® VIF Balanced Portfolio Advised by: Wellington Management Company LLP	0.20%	0.60%	0.80%	16.46%	9.29%	10.03%

investment options AVAILABLE UNDER THE POLICY — (Continued)

					Average Annual Total Returns (as of 12/31/25)
Investment Objective	Underlying Fund Portfolios and Advisers/Sub-adviser(1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	1 year	5 years	10 years
To provide current income and low to moderate capital appreciation.	Vanguard® VIF Conservative Allocation Portfolio Advised by: The Vanguard Group, Inc.	0.12%	0.60%	0.72%	12.73%	4.22%	6.14%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® VIF Mid-Cap Index Portfolio Advised by: The Vanguard Group, Inc.	0.17%	0.60%	0.77%	11.54%	8.46%	10.77%
To provide current income and low to moderate capital appreciation.	Vanguard® VIF Moderate Allocation Portfolio Advised by: The Vanguard Group, Inc.	0.12%	0.60%	0.72%	16.19%	6.51%	8.14%

(1) Some Subaccounts may be available for certain policies and may not be available for all policies. You should work with Your registered representative to decide which Subaccount(s) may be appropriate for You based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2) There can be no assurance that any money market portfolio offered under this Policy will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of Policy charges, the yield on the money market Subaccount may become extremely low and possibly negative.
(3) Effective on November 3, 2025, the Putnam VT International Value Fund Subaccount was made available as a new subaccount under the Contract.
(4) Effective on or about November 1, 2025, Transamerica JPMorgan Asset Allocation - Growth VP was renamed Transamerica JPMorgan Diversified Equity Allocation VP
(5) Effective June 30, 2025, the investment advisor for State Street Total Return V.I.S. Fund was renamed from State Street Global Advisors (SSGA) to State Street Investment Management (SSIM)
(6) Effective May 1, 2026, American Funds Insurance Series® - International Fund was renamed American Funds Insurance Series® - EUPAC FundTM
NOTE: All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the sub-advisors unless otherwise indicated.
There are no Portfolios that have been closed to new investments or new investors.
Fixed Options
The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so.
Depending on the optional benefits you choose, you may not be able to invest in certain Investment Options, as noted below.
Note: If amounts are withdrawn from a Fixed Option before the end of its term, we may apply a Contract Adjustment. This may result in a significant reduction in your Contract value.

investment options AVAILABLE UNDER THE POLICY — (Continued)
Fixed Account Guaranteed Minimum Interest Rate
Name	Term	Minimum Guaranteed Interest Rate(3)
Traditional DCA[1,2]	6 months minimum or 24 months maximum	0.25%
1 Year Guaranteed Period Option[1]	1 year	0.25%
3 Year Guaranteed Period Option[1]	3 years	0.25%
5 Year Guaranteed Period Option[1]	5 years	0.25%
7 Year Guaranteed Period Option[1]	7 years	0.25%
Stable Account (Transamerica Income EdgeSM 1.2 Rider only)	Life of the Rider	0.25%
Stable Account (Transamerica Principal OptimizerSM Rider only)	Life of the Rider	0.25%
(1) We are currently not offering the fixed account in New York with the exception of the Stable Accounts for Transamerica Income EdgeSM 1.2 and Transamerica Principal OptimizerSM riders if you have elected those riders.
(2) You will have the option of selecting a monthly term or a quarterly term. If quarterly, it would be a minimum of 4 quarters or a maximum of 8 quarters.
(3) The minimum guaranteed interest rate in New York is equal to the non-forfeiture rate in effect at the time of policy issue.
Regarding any state variations on the fixed accounts listed above please see Appendix – State Variations.
Investment Requirements for Optional Benefits
This table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and the Select Investment Options and Flexible Investment Options available for use with the Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 riders.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Select Investment Options	Flexible Investment Options
Subaccounts
AB Balanced Hedged Allocation Portfolio - Class B	√	√		√
AB Relative Value Portfolio - Class B	√	√		√
American Funds Insurance Series® - Asset Allocation FundSM Class 4	√	√		√
American Funds Insurance Series® - The Bond Fund of AmericaSM - Class 4	√	√	√
American Funds Insurance Series® - Growth FundSM - Class 4	√	√		√
American Funds Insurance Series® - Growth-Income FundSM - Class 4	√	√		√
American Funds Insurance Series® - EUPAC FundTM - Class 4	√	√		√
American Funds Insurance Series® - New World Fund® - Class 4	√	√		√
Dimensional VA Global Bond Portfolio - Institutional Class	√	√	√
Fidelity® VIP Balanced Portfolio - Service Class 2	√	√		√
Fidelity® VIP Consumer Staples - Initial Class	√	√		√
Fidelity® VIP Contrafund® Portfolio - Service Class 2	√	√		√
Fidelity® VIP Energy Portfolio - Service Class 2	√	√		√
Fidelity® VIP Health Care Portfolio - Service Class 2	√	√		√
Fidelity® VIP Mid Cap Portfolio - Service Class 2	√	√		√
Fidelity® VIP Technology Portfolio - Initial Class	√	√		√
Fidelity® VIP Utilities Portfolio - Initial Class	√	√		√

investment options AVAILABLE UNDER THE POLICY — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Select Investment Options	Flexible Investment Options
Subaccounts
Fidelity® VIP Value Strategies Portfolio - Service Class 2	√	√		√
Putnam VT International Value Fund - Class IB	√	√		√
State Street Total Return V.I.S. Fund - Class 3	√	√		√
TA 60/40 Allocation - Service Class	√	√		√
TA Aegon Bond - Service Class	√	√	√
TA Aegon Core Bond - Service Class	√	√	√
TA Aegon High Yield Bond - Service Class	√	√		√
TA Aegon Sustainable Equity Income - Service Class	√	√		√
TA Aegon U.S. Government Securities - Service Class	√	√	√
TA American Funds Managed Risk - Balanced - Service Class	√	√		√
TA BlackRock Real Estate Securities - Service Class	√	√		√
TA BlackRock Government Money Market - Service Class	√	√	√
TA BlackRock iShares Active Asset Allocation - Conservative - Service Class	√	√		√
TA BlackRock iShares Active Asset Allocation - Moderate - Service Class	√	√		√
TA BlackRock iShares Active Asset Allocation - Moderate Growth - Service Class	√	√		√
TA BlackRock iShares Dynamic Allocation - Balanced - Service Class	√	√		√
TA BlackRock iShares Dynamic Allocation - Moderate Growth - Service Class	√	√		√
TA BlackRock iShares Edge 40- Service Class	√	√		√
TA BlackRock iShares Edge 50 - Service Class	√	√		√
TA BlackRock iShares Edge 75 - Service Class	√	√		√
TA BlackRock iShares Edge 100 - Service Class	√	√		√
TA BlackRock iShares Tactical - Balanced - Service Class	√	√		√
TA BlackRock iShares Tactical - Conservative - Service Class	√	√		√
TA BlackRock iShares Tactical - Growth - Service Class	√	√		√
TA BlackRock Tactical Allocation - Service Class	√	√		√
TA Goldman Sachs 70/30 - Service Class	√	√		√
TA Goldman Sachs Managed Risk - Balanced ETF - Service Class	√	√		√
TA Goldman Sachs Managed Risk - Conservative ETF - Service Class	√	√		√
TA Goldman Sachs Managed Risk - Growth ETF - Service Class	√	√		√
TA Great Lakes Advisors Large Cap Value - Service Class	√	√		√
TA International Focus - Service Class	√	√		√
TA Janus Balanced - Service Class	√	√		√
TA Janus Mid-Cap Growth - Service Class	√	√		√
TA JPMorgan Asset Allocation - Conservative - Service Class	√	√		√
TA JPMorgan Asset Allocation - Growth - Service Class	√	√		√
TA JPMorgan Asset Allocation - Moderate - Service Class	√	√		√
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	√	√		√
TA JPMorgan Enhanced Index - Service Class	√	√		√
TA JPMorgan International Moderate Growth - Service Class	√	√		√
TA JPMorgan Tactical Allocation - Service Class	√	√		√
TA Madison Diversified Income - Service Class	√	√		√

investment options AVAILABLE UNDER THE POLICY — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Select Investment Options	Flexible Investment Options
Subaccounts
TA Market Participation Strategy - Service Class	√	√		√
TA Morgan Stanley Global Allocation - Service Class	√	√		√
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class	√	√		√
TA MSCI EAFE Index - Service Class	√	√		√
TA Multi-Managed Balanced - Service Class	√	√		√
TA PineBridge Inflation Opportunities - Service Class	√	√	√
TA S&P 500 Index - Service Class	√	√		√
TA Small Mid Cap Value - Service Class	√	√		√
TA T. Rowe Price Small Cap - Service Class	√	√		√
TA TSW International Equity - Service Class	√	√		√
TA TSW Mid Cap Value Opportunities - Service Class	√	√		√
TA WMC US Growth - Service Class	√	√		√
Vanguard® VIF Balanced Portfolio	√	√		√
Vanguard® VIF Conservative Allocation Portfolio	√	√		√
Vanguard® VIF Mid-Cap Index Portfolio	√	√		√
Vanguard® VIF Moderate Allocation Portfolio	√	√		√

The Prospectus and Statement of Additional Information (SAI) include additional information. The Prospectus and SAI which have the same effective date as this summary prospectus are incorporated by reference as amended or supplemented. The Prospectus and SAI are available without charge upon request. For a free copy call us at (800)525-6205 or write us at:
Transamerica Life Insurance Company
6400 C Street S.W.
Cedar Rapids, IA 52499
Reports and other information about the Separate Account are available on the SEC’s website at sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is #C000216272 for TLIC